IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 30, 2018

to the Summary Prospectus and Prospectus each dated June 29, 2018

and

Statement of Additional Information dated June 29, 2018 (the “SAI”)

for the iShares Intermediate Credit Bond ETF (CIU) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The changes to the Fund’s name, underlying index, and investment objective as disclosed in a supplement dated June 1, 2018, are expected to be implemented as of the close of market on July 31, 2018 in order to be effective for the market open on August 1, 2018. Additionally, effective August 1, 2018, the Fund’s ticker will change from CIU to IGIB.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CIU-0818A

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 30, 2018

to the Summary Prospectus and Prospectus each dated June 29, 2018

and

Statement of Additional Information dated June 29, 2018 (the “SAI”)

for the iShares 10+ Year Credit Bond ETF (CLY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The changes to the Fund’s name, underlying index, and investment objective as disclosed in a supplement dated June 1, 2018, are expected to be implemented as of the close of market on July 31, 2018 in order to be effective for the market open on August 1, 2018. Additionally, effective August 1, 2018, the Fund’s ticker will change from CLY to IGLB.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CLY-0818A

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 30, 2018

to the Summary Prospectus and Prospectus each dated June 29, 2018

and

Statement of Additional Information dated June 29, 2018 (the “SAI”)

for the iShares U.S. Credit Bond ETF (CRED) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The changes to the Fund’s name, underlying index, and investment objective as disclosed in a supplement dated June 1, 2018, are expected to be implemented as of the close of market on July 31, 2018 in order to be effective for the market open on August 1, 2018. Additionally, effective August 1, 2018, the Fund’s ticker will change from CRED to USIG.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CRED-0818A

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 30, 2018

to the Summary Prospectus and Prospectus each dated June 29, 2018

and

Statement of Additional Information dated June 29, 2018 (the “SAI”)

for the iShares 1-3 Year Credit Bond ETF (CSJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The changes to the Fund’s name, underlying index, and investment objective as disclosed in a supplement dated June 1, 2018, are expected to be implemented as of the close of market on July 31, 2018 in order to be effective for the market open on August 1, 2018. Additionally, effective August 1, 2018, the Fund’s ticker will change from CSJ to IGSB.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CSJ-0818A

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE